Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Detailed Information About Intangible Assets

	December 31, 2024	December 31, 2023
ERP management reporting software system	$1,757	$1,406

Schedule of Reconciliation of Changes in Intangible Assets

		Accumulated	Net carrying
Balance	Cost	amortization	amount
At January 1, 2023	$79,227	$74,013	$5,214
Additions to intangible assets	154	—	154
Amortization expense		1,696	(1,696)
Impairment on intangible assets (note 26)		2,266	(2,266)
At December 31, 2023	79,381	77,975	1,406
Impaired asset retirement adjustment	(19,799)	(19,799)	—
Adjusted opening balance at December 31, 2023	59,582	58,176	1,406
Additions to intangible assets	1,768	—	1,768
Amortization expense	—	759	(759)
Impairment on intangible assets		658	(658)
Impaired asset retirement adjustment	(6,269)	(6,269)	—
At December 31, 2024	$55,081	$53,324	$1,757
10.     Intangible assets (cont'd):